SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
    The company’s operations are organized into three operating segments which are regularly reviewed by the Chief Operating Decision Makers (“CODM”) for the purpose of assessing its performance. The key measure used by the CODM in assessing the performance of the company is adjusted net operating income. Adjusted net operating income is calculated as revenues less direct operating costs (excluding depreciation and amortization expense), less general and administrative expenses of the operating businesses.
    The following tables below provide each segment’s results in the format that the CODM organizes reporting segments to assess performance. The tables below reconcile to the IFRS unaudited interim condensed consolidated financial statements.

	Three Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$1,295	$802	$221	$2,318
Direct operating costs (1)	(1,171)	(640)	(143)	(1,954)
General and administrative expenses (2)	(28)	(32)	(7)	(67)
Adjusted net operating income	96	130	71	297
Unallocated corporate expenses (2)				(5)
Depreciation and amortization expense (1)				(156)
Interest income (expense), net				(133)
Equity accounted income (loss), net				2
Remeasurement of exchangeable and class B shares				696
Other income (expense), net				(24)
Income (loss) before income tax				677
Income tax (expense) recovery:
Current				(17)
Deferred				390
Net income (loss)				$1,050
Attributable to:
Brookfield Business Partners				789
Non-controlling interests				261
Net income (loss)				$1,050
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(1)The sum of these amounts equates to direct operating costs of $2,110 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $72 million as per the unaudited interim consolidated statements of operating results.

	Six Months Ended June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$2,543	$1,601	$425	$4,569
Direct operating costs (1)	(2,324)	(1,220)	(286)	(3,830)
General and administrative expenses (2)	(55)	(65)	(13)	(133)
Adjusted net operating income	164	316	126	606
Unallocated corporate expenses (2)				(7)
Depreciation and amortization expense (1)				(305)
Interest income (expense), net				(240)
Equity accounted income (loss), net				3
Remeasurement of exchangeable and class B shares				528
Other income (expense), net				(67)
Income (loss) before income tax				518
Income tax (expense) recovery:
Current				(33)
Deferred				402
Net income (loss)				$887
Attributable to:
Brookfield Business Partners				625
Non-controlling interests				262
Net income (loss)				$887
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(1)The sum of these amounts equates to direct operating costs of $4,135 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $140 million as per the unaudited interim consolidated statements of operating results.

	Three Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$1,557	$750	$145	$2,452
Direct operating costs (1)	(1,437)	(585)	(95)	(2,117)
General and administrative expenses (2)	(32)	(33)	(7)	(72)
Adjusted net operating income	88	132	43	$263
Unallocated corporate expenses (2)				(8)
Depreciation and amortization expense (1)				(152)
Interest income (expense), net				(100)
Other income (expense), net				(38)
Income (loss) before income tax				(35)
Income tax (expense) recovery:
Current				(8)
Deferred				—
Net income (loss)				$(43)
Attributable to:
Brookfield Business Partners				(12)
Non-controlling interests				(31)
Net income (loss)				$(43)
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(1)The sum of these amounts equates to direct operating costs of $2,269 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $80 million as per the unaudited interim consolidated statements of operating results.

	Six Months Ended June 30, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Total
Revenues	$2,956	$1,602	$263	$4,821
Direct operating costs (1)	(2,728)	(1,248)	(166)	(4,142)
General and administrative expenses (2)	(54)	(60)	(14)	(128)
Adjusted net operating income	174	294	83	$551
Unallocated corporate expenses (2)				(14)
Depreciation and amortization expense (1)				(302)
Interest income (expense), net				(199)
Equity accounted income (loss), net				1
Other income (expense), net				(27)
Income (loss) before income tax				10
Income tax (expense) recovery:
Current				(31)
Deferred				14
Net income (loss)				$(7)
Attributable to:
Brookfield Business Partners				(1)
Non-controlling interests				(6)
Net income (loss)				$(7)
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(1)The sum of these amounts equates to direct operating costs of $4,444 million as per the unaudited interim consolidated statements of operating results.
(2)The sum of these amounts equates to general and administrative expenses of $142 million as per the unaudited interim consolidated statements of operating results.
Segment Assets
    For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors assets attributable to each segment.
    The following is tables summarize the company’s assets by reportable operating segment as at June 30, 2022 and December 31, 2021:

	As at June 30, 2022
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Other	Total
Total assets	$7,669	$6,600	$3,474	$427	$18,170

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Other	Total
Total assets	$7,122	$5,762	$3,036	$—	$15,920